Schedule of provision income taxes (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Income Tax Expense (Benefit)
Income tax expense
HONG KONG
Income Tax Expense (Benefit)
Income tax expense
Other Countries [Member]
Income Tax Expense (Benefit)
Income tax expense